Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000016785
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,555	$ 20,955	$ 21,787	$ 21,380	$ 20,816	$ 20,271	$ 19,410	$ 18,280	$ 18,954	$ 19,604	$ 19,722	$ 19,663	$ 18,870	$ 19,536	$ 18,921	$ 18,406	$ 19,249	$ 19,418	$ 19,790	$ 18,916	$ 17,499	$ 18,067	$ 19,015	$ 18,471	$ 18,826	$ 18,850	$ 20,029	$ 19,131	$ 19,246	$ 21,142	$ 19,614	$ 20,592	$ 19,657	$ 20,763	$ 20,299	$ 19,586	$ 19,036	$ 19,072	$ 18,286	$ 18,087	$ 18,493	$ 18,515	$ 17,853	$ 16,743	$ 17,447	$ 17,560	$ 17,248	$ 16,618	$ 16,786	$ 16,006	$ 14,216	$ 14,834	$ 15,801	$ 16,200	$ 15,709	$ 14,995	$ 14,320	$ 14,614	$ 14,739	$ 14,810	$ 13,786	$ 14,053	$ 14,571	$ 14,489	$ 14,200	$ 13,378	$ 14,667	$ 13,939	$ 15,102	$ 14,842	$ 14,275	$ 13,561	$ 13,329	$ 13,003	$ 12,956	$ 13,197	$ 13,873	$ 13,055	$ 13,162	$ 12,883	$ 13,167	$ 13,097	$ 12,866	$ 12,840	$ 12,312	$ 12,347	$ 12,108	$ 12,173	$ 11,441	$ 11,048	$ 11,071	$ 10,860	$ 11,846	$ 11,770	$ 12,242	$ 11,538	$ 11,635	$ 11,370	$ 11,066	$ 10,818	$ 11,087	$ 12,432	$ 12,285	$ 12,240	$ 11,566	$ 12,630	$ 13,766	$ 13,251	$ 13,272	$ 12,502	$ 12,813	$ 12,564	$ 11,974	$ 11,753	$ 11,858	$ 11,445	$ 10,875	$ 10,882	$ 10,280	$ 10,315	$ 10,000
C000016786
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 23,838	23,145	24,052	23,578	22,936	22,317	21,353	20,091	20,813	21,513	21,626	21,540	20,652	21,369	20,674	20,096	20,995	21,166	21,552	20,584	19,029	19,628	20,637	20,027	20,400	20,411	21,667	20,674	20,789	22,813	21,148	22,186	21,157	22,325	21,811	21,028	20,422	20,441	19,581	19,351	19,778	19,778	19,058	17,859	18,592	18,693	18,351	17,661	17,824	16,984	15,069	15,715	16,721	17,134	16,599	15,833	15,103	15,402	15,518	15,577	14,492	14,763	15,294	15,194	14,875	14,009	15,347	14,569	15,772	15,484	14,879	14,123	13,871	13,518	13,457	13,698	14,393	13,533	13,628	13,334	13,615	13,530	13,280	13,243	12,688	12,712	12,455	12,513	11,752	11,340	11,350	11,126	12,125	12,037	12,510	11,784	11,869	11,590	11,271	11,008	11,274	12,632	12,471	12,415	11,720	12,788	13,927	13,396	13,407	12,617	12,918	12,659	12,055	11,822	11,916	11,493	10,912	10,907	10,297	10,323	10,000
C000016782
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 21,890	21,260	22,099	21,665	21,080	20,519	19,634	18,482	19,148	19,792	19,901	19,830	19,017	19,677	19,044	18,514	19,350	19,514	19,868	18,982	17,553	18,111	19,046	18,482	18,831	18,847	20,013	19,100	19,207	21,082	19,550	20,511	19,565	20,653	20,179	19,462	18,901	18,925	18,135	17,920	18,320	18,325	17,659	16,554	17,237	17,335	17,020	16,385	16,541	15,764	13,989	14,588	15,529	15,915	15,425	14,716	14,038	14,319	14,435	14,491	13,485	13,737	14,238	14,150	13,858	13,052	14,298	13,575	14,697	14,435	13,873	13,172	12,938	12,614	12,564	12,787	13,438	12,636	12,732	12,456	12,722	12,648	12,415	12,381	11,869	11,892	11,653	11,710	10,999	10,617	10,629	10,423	11,358	11,279	11,726	11,046	11,132	10,869	10,574	10,327	10,580	11,857	11,710	11,657	11,009	12,013	13,086	12,591	12,602	11,863	12,149	11,910	11,343	11,126	11,219	10,820	10,276	10,276	9,703	9,728	9,425
C000016787
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,384,638	2,315,203	2,405,840	2,358,136	2,294,002	2,231,987	2,135,472	2,009,292	2,081,467	2,151,118	2,162,222	2,153,642	2,064,811	2,136,986	2,067,839	2,009,797	2,099,637	2,116,797	2,155,268	2,058,452	1,902,554	1,962,629	2,063,913	2,002,845	2,040,082	2,041,075	2,166,687	2,067,389	2,078,808	2,281,376	2,114,921	2,218,410	2,115,833	2,232,543	2,181,027	2,103,068	2,041,977	2,044,257	1,958,547	1,935,296	1,977,695	1,977,695	1,905,699	1,785,991	1,859,239	1,869,284	1,834,962	1,765,900	1,782,224	1,698,512	1,506,812	1,571,270	1,672,143	1,713,162	1,660,002	1,583,281	1,509,995	1,539,767	1,551,600	1,557,707	1,448,923	1,476,024	1,529,080	1,519,537	1,487,857	1,400,830	1,534,466	1,456,671	1,576,994	1,548,296	1,487,789	1,412,068	1,386,482	1,351,215	1,345,337	1,369,195	1,438,692	1,352,598	1,362,217	1,332,603	1,360,915	1,352,454	1,327,397	1,323,492	1,268,495	1,270,448	1,245,065	1,250,597	1,174,774	1,133,771	1,134,510	1,112,339	1,212,108	1,203,239	1,250,431	1,177,901	1,186,453	1,158,581	1,126,592	1,099,987	1,126,908	1,262,784	1,246,657	1,240,941	1,171,531	1,278,232	1,392,010	1,338,932	1,340,020	1,261,084	1,291,297	1,265,439	1,205,011	1,181,875	1,191,247	1,149,001	1,091,070	1,090,564	1,029,598	1,032,128	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Account Value	$ 33,028	31,468	32,808	31,785	30,174	29,675	28,386	26,010	26,569	27,899	28,350	27,468	25,766	25,654	25,260	24,365	24,975	23,498	24,935	23,615	21,846	24,062	25,085	22,968	25,034	24,988	27,375	26,395	27,210	28,695	27,464	27,656	25,845	27,106	26,306	25,696	25,109	24,935	23,672	22,679	22,070	22,295	21,470	19,351	19,880	20,665	19,279	18,250	17,895	17,081	15,140	17,274	18,823	18,831	18,279	17,639	17,265	16,948	17,220	16,976	15,859	16,935	16,276	15,966	15,469	14,321	15,743	15,428	16,560	16,466	15,947	15,375	15,281	14,921	14,864	15,252	15,836	14,978	14,813	14,372	14,045	13,761	13,719	13,442	13,359	13,174	13,040	13,025	12,527	12,294	12,056	11,625	11,841	11,839	11,822	11,402	11,372	11,172	11,129	10,422	10,436	10,981	11,157	11,124	10,258	10,519	11,194	10,964	11,181	11,039	10,934	11,109	10,506	10,831	10,858	10,574	10,322	10,469	10,066	10,207	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index
Account Value	$ 3,302,802	3,146,770	3,280,772	3,178,505	3,017,390	2,967,523	2,838,565	2,601,025	2,656,890	2,789,907	2,835,045	2,746,804	2,576,557	2,565,406	2,525,979	2,436,524	2,497,459	2,349,811	2,493,471	2,361,501	2,184,630	2,406,242	2,508,545	2,296,772	2,503,413	2,498,829	2,737,548	2,639,543	2,721,014	2,869,502	2,746,418	2,765,581	2,584,506	2,710,574	2,630,589	2,569,550	2,510,933	2,493,517	2,367,183	2,267,861	2,207,003	2,229,512	2,146,965	1,935,137	1,988,006	2,066,527	1,927,945	1,825,040	1,789,453	1,708,100	1,514,013	1,727,365	1,882,316	1,883,054	1,827,885	1,763,859	1,726,464	1,694,754	1,722,032	1,697,633	1,585,867	1,693,485	1,627,585	1,596,561	1,546,893	1,432,128	1,574,270	1,542,830	1,656,019	1,646,646	1,594,683	1,537,468	1,528,063	1,492,130	1,486,426	1,525,186	1,583,551	1,497,796	1,481,326	1,437,246	1,404,472	1,376,086	1,371,886	1,344,245	1,335,907	1,317,368	1,303,976	1,302,457	1,252,717	1,229,400	1,205,571	1,162,517	1,184,117	1,183,893	1,182,233	1,140,195	1,137,248	1,117,185	1,112,871	1,042,172	1,043,580	1,098,071	1,115,667	1,112,359	1,025,826	1,051,853	1,119,390	1,096,419	1,118,063	1,103,868	1,093,379	1,110,948	1,050,570	1,083,083	1,085,818	1,057,380	1,032,169	1,046,850	1,006,582	1,020,658	1,000,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 23,205	22,601	23,533	22,991	22,485	21,896	20,969	19,832	20,682	21,377	21,543	21,269	20,611	21,490	20,763	20,110	20,965	21,102	21,354	20,218	18,651	19,416	20,660	20,008	20,663	20,562	21,560	20,569	20,662	22,311	20,779	21,549	20,676	21,819	21,231	20,470	19,889	19,474	18,758	18,309	18,821	18,622	18,064	16,580	17,430	17,674	17,318	16,635	16,861	16,207	14,521	15,065	16,171	16,404	15,863	15,146	14,426	14,442	14,447	14,609	13,685	14,022	14,393	14,272	13,996	13,310	14,479	13,731	14,698	14,405	13,991	13,182	13,009	12,948	12,826	13,098	13,713	12,986	12,993	12,706	12,872	12,701	12,576	12,566	12,235	11,974	11,752	11,714	11,074	10,838	10,670	10,661	11,451	11,467	11,963	11,443	11,352	11,195	10,836	10,579	10,713	11,630	11,456	11,532	10,871	11,586	12,503	11,994	12,136	11,802	11,815	11,664	11,158	10,910	11,194	10,850	10,590	10,544	10,161	10,235	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 23,205	22,601	23,533	22,991	22,485	21,896	20,969	19,832	20,682	21,377	21,543	21,269	20,611	21,490	20,763	20,110	20,965	21,102	21,354	20,218	18,651	19,416	20,660	20,008	20,663	20,562	21,560	20,569	20,662	22,311	20,779	21,549	20,676	21,819	21,231	20,470	19,889	19,474	18,758	18,309	18,821	18,622	18,064	16,580	17,430	17,674	17,318	16,635	16,861	16,207	14,521	15,065	16,171	16,404	15,863	15,146	14,426	14,442	14,447	14,609	13,685	14,022	14,393	14,272	13,996	13,310	14,479	13,731	14,698	14,405	13,991	13,182	13,009	12,948	12,826	13,098	13,713	12,986	12,993	12,706	12,872	12,701	12,576	12,566	12,235	11,974	11,752	11,714	11,074	10,838	10,670	10,661	11,451	11,467	11,963	11,443	11,352	11,195	10,836	10,579	10,713	11,630	11,456	11,532	10,871	11,586	12,503	11,994	12,136	11,802	11,815	11,664	11,158	10,910	11,194	10,850	10,590	10,544	10,161	10,235	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 23,205	22,601	23,533	22,991	22,485	21,896	20,969	19,832	20,682	21,377	21,543	21,269	20,611	21,490	20,763	20,110	20,965	21,102	21,354	20,218	18,651	19,416	20,660	20,008	20,663	20,562	21,560	20,569	20,662	22,311	20,779	21,549	20,676	21,819	21,231	20,470	19,889	19,474	18,758	18,309	18,821	18,622	18,064	16,580	17,430	17,674	17,318	16,635	16,861	16,207	14,521	15,065	16,171	16,404	15,863	15,146	14,426	14,442	14,447	14,609	13,685	14,022	14,393	14,272	13,996	13,310	14,479	13,731	14,698	14,405	13,991	13,182	13,009	12,948	12,826	13,098	13,713	12,986	12,993	12,706	12,872	12,701	12,576	12,566	12,235	11,974	11,752	11,714	11,074	10,838	10,670	10,661	11,451	11,467	11,963	11,443	11,352	11,195	10,836	10,579	10,713	11,630	11,456	11,532	10,871	11,586	12,503	11,994	12,136	11,802	11,815	11,664	11,158	10,910	11,194	10,850	10,590	10,544	10,161	10,235	10,000
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 2,320,462	$ 2,260,117	$ 2,353,308	$ 2,299,050	$ 2,248,460	$ 2,189,561	$ 2,096,879	$ 1,983,239	$ 2,068,244	$ 2,137,720	$ 2,154,308	$ 2,126,871	$ 2,061,121	$ 2,149,016	$ 2,076,344	$ 2,010,987	$ 2,096,525	$ 2,110,242	$ 2,135,440	$ 2,021,814	$ 1,865,142	$ 1,941,643	$ 2,066,017	$ 2,000,791	$ 2,066,292	$ 2,056,217	$ 2,156,042	$ 2,056,899	$ 2,066,197	$ 2,231,073	$ 2,077,930	$ 2,154,858	$ 2,067,605	$ 2,181,939	$ 2,123,128	$ 2,046,980	$ 1,988,904	$ 1,947,424	$ 1,875,770	$ 1,830,913	$ 1,882,106	$ 1,862,181	$ 1,806,364	$ 1,657,975	$ 1,743,035	$ 1,767,425	$ 1,731,751	$ 1,663,546	$ 1,686,140	$ 1,620,665	$ 1,452,079	$ 1,506,462	$ 1,617,070	$ 1,640,363	$ 1,586,271	$ 1,514,629	$ 1,442,641	$ 1,444,230	$ 1,444,663	$ 1,460,879	$ 1,368,505	$ 1,402,157	$ 1,439,291	$ 1,427,160	$ 1,399,588	$ 1,331,039	$ 1,447,883	$ 1,373,052	$ 1,469,762	$ 1,440,519	$ 1,399,105	$ 1,318,169	$ 1,300,867	$ 1,294,782	$ 1,282,597	$ 1,309,842	$ 1,371,275	$ 1,298,556	$ 1,299,336	$ 1,270,620	$ 1,287,225	$ 1,270,079	$ 1,257,628	$ 1,256,623	$ 1,223,467	$ 1,197,364	$ 1,175,154	$ 1,171,406	$ 1,107,398	$ 1,083,772	$ 1,067,020	$ 1,066,061	$ 1,145,071	$ 1,146,676	$ 1,196,323	$ 1,144,259	$ 1,135,178	$ 1,119,505	$ 1,083,637	$ 1,057,929	$ 1,071,321	$ 1,162,962	$ 1,145,550	$ 1,153,161	$ 1,087,067	$ 1,158,550	$ 1,250,324	$ 1,199,352	$ 1,213,551	$ 1,180,153	$ 1,181,453	$ 1,166,406	$ 1,115,751	$ 1,090,986	$ 1,119,419	$ 1,085,024	$ 1,058,973	$ 1,054,439	$ 1,016,131	$ 1,023,500	$ 1,000,000